Stockholders Equity - Stock-Based Compensation Expense (Details) - Common stock options - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Stock-Based Compensation Expense
Total stock-based compensation expense	$ 439	$ 536	$ 1,418	$ 1,969
Cost of goods sold
Stock-Based Compensation Expense
Total stock-based compensation expense	12	29	69	104
Research and development
Stock-Based Compensation Expense
Total stock-based compensation expense	94	90	261	284
Selling and marketing
Stock-Based Compensation Expense
Total stock-based compensation expense	10	40	73	120
General and administrative
Stock-Based Compensation Expense
Total stock-based compensation expense	$ 323	$ 377	$ 1,015	$ 1,461